Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Carrying Value	$ 2,164.7	[1]	$ 1,860.9	[1]
Fair Value	2,527.5		2,073.7
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value	497.8		497.6
Fair Value	535.6		509.1
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value	295.5		295.3
Fair Value	400.6		359.6
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value	394.8		394.6
Fair Value	527.9		473.7
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Carrying Value	346.3		0
Fair Value	378.9		0
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Carrying Value	630.3		673.4
Fair Value	$ 684.5		$ 731.3

[1]	Consists of long-term debt. See Note 4 – Debt for further discussion.